Trade and Other Receivables - Disclosure of Ageing of Loss Allowance for Trade and Other Receivables (Details) - ZAR (R) R in Millions	Jun. 30, 2023	Jun. 30, 2022
Disclosure of financial assets that are either past due or impaired [line items]
Collateral pledged or held for receivables	R 0	R 0
Trade and other receivables | Gross
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,639	914
Trade and other receivables | Gross | Past due by 1 to 30 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	64	26
Trade and other receivables | Gross | Past due by 31 to 60 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	22	26
Trade and other receivables | Gross | Past due by 61 to 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	42	8
Trade and other receivables | Gross | Past due by more than 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	42	72
Trade and other receivables | Gross | Past due by more than 361 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	138	93
Trade and other receivables | Loss allowance
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(211)	(204)
Trade and other receivables | Loss allowance | Past due by 1 to 30 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(29)	(11)
Trade and other receivables | Loss allowance | Past due by 31 to 60 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(14)	(9)
Trade and other receivables | Loss allowance | Past due by 61 to 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(9)	(5)
Trade and other receivables | Loss allowance | Past due by more than 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(38)	(66)
Trade and other receivables | Loss allowance | Past due by more than 361 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(121)	(93)
Financial assets individually assessed for credit losses [member] | Trade and other receivables | Gross | Not Past Due But Impaired [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		689
Financial assets individually assessed for credit losses [member] | Trade and other receivables | Gross | Neither Past Due Nor Impaired [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,331
Financial assets individually assessed for credit losses [member] | Trade and other receivables | Loss allowance | Not Past Due But Impaired [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		R (20)
Financial assets individually assessed for credit losses [member] | Trade and other receivables | Loss allowance | Neither Past Due Nor Impaired [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	R 0